UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	VANGUARD BOND INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004
Vanguard Intermediate-Term Bond Index Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
U.S GOVERNMENT AND AGENCY OBLIGATIONS (44.1%)

U.S. Government Securities (27.8%)
U.S. Treasury Bond	12.75%	11/15/2010	43,350	48,349
U.S. Treasury Bond	14.00%	11/15/2011	13,150	16,226
U.S. Treasury Bond	10.375%	11/15/2012	$12,075	$14,716
U.S. Treasury Bond	13.25%	5/15/2014	24,025	34,146
U.S. Treasury Bond	12.50%	8/15/2014	10,200	14,331
U.S. Treasury Bond	11.25%	2/15/2015	115,125	183,193
U.S. Treasury Bond	10.625%	8/15/2015	36,250	56,289
U.S. Treasury Bond	9.875%	11/15/2015	41,425	61,795
U.S. Treasury Bond	9.25%	2/15/2016	31,100	44,784
U.S. Treasury Note	2.25%	4/30/2006	475	474
U.S. Treasury Note	6.50%	2/15/2010	81,625	93,639
U.S. Treasury Note	5.75%	8/15/2010	44,750	49,861
U.S. Treasury Note	5.00%	2/15/2011	1,375	1,477
U.S. Treasury Note	5.00%	8/15/2011	415	446
U.S. Treasury Note	4.875%	2/15/2012	121,340	129,284
U.S. Treasury Note	4.375%	8/15/2012	209,275	215,652
U.S. Treasury Note	4.25%	8/15/2013	214,825	218,047

				1,182,709

Agency Bonds and Notes (16.3%)
Federal Home Loan Bank*	7.625%	5/14/2010	15,250	18,036
Federal Home Loan Bank*	5.75%	5/15/2012	21,000	22,873
Federal Home Loan Bank*	4.50%	11/15/2012	24,750	24,881
Federal Home Loan Bank*	3.875%	6/14/2013	6,500	6,218
Federal Home Loan Bank*	4.50%	9/16/2013	11,500	11,490
Federal Home Loan Bank*	5.25%	6/18/2014	4,000	4,191
Federal Home Loan Mortgage Corp.*	7.00%	3/15/2010	35,000	40,221
Federal Home Loan Mortgage Corp.*	6.875%	9/15/2010	31,500	36,230
Federal Home Loan Mortgage Corp.*	5.625%	3/15/2011	17,500	18,954
Federal Home Loan Mortgage Corp.*	5.875%	3/21/2011	16,750	18,124
Federal Home Loan Mortgage Corp.*	6.00%	6/15/2011	26,500	29,253
Federal Home Loan Mortgage Corp.*	5.50%	9/15/2011	24,500	26,350
Federal Home Loan Mortgage Corp.*	5.75%	1/15/2012	32,575	35,491
Federal Home Loan Mortgage Corp.*	5.125%	7/15/2012	21,500	22,559
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2013	23,000	23,107
Federal Home Loan Mortgage Corp.*	4.00%	6/12/2013	8,375	7,910
Federal Home Loan Mortgage Corp.*	4.50%	7/15/2013	9,000	8,999
Federal Home Loan Mortgage Corp.*	4.875%	11/15/2013	13,000	13,282
Federal Home Loan Mortgage Corp.*	4.50%	1/15/2014	2,500	2,486
Federal Home Loan Mortgage Corp.*	5.00%	7/15/2014	7,500	7,723
Federal National Mortgage Assn.*	7.25%	1/15/2010	44,800	51,965
Federal National Mortgage Assn.*	7.125%	6/15/2010	25,000	28,969
Federal National Mortgage Assn.*	6.625%	11/15/2010	12,500	14,218
Federal National Mortgage Assn.*	6.25%	2/1/2011	3,350	3,684
Federal National Mortgage Assn.*	5.50%	3/15/2011	3,000	3,228
Federal National Mortgage Assn.*	6.00%	5/15/2011	37,675	41,570
Federal National Mortgage Assn.*	5.375%	11/15/2011	24,150	25,765
Federal National Mortgage Assn.*	6.125%	3/15/2012	32,910	36,651
Federal National Mortgage Assn.*	5.25%	8/1/2012	3,500	3,615
Federal National Mortgage Assn.*	4.375%	9/15/2012	15,000	14,974
Federal National Mortgage Assn.*	4.375%	3/15/2013	15,500	15,396
Federal National Mortgage Assn.*	4.625%	5/1/2013	6,600	6,519
Federal National Mortgage Assn.*	4.625%	10/15/2013	36,000	36,168
Federal National Mortgage Assn.*	5.125%	1/2/2014	9,550	9,664
Private Export Funding Corp. (U.S. Government Guaranteed)	7.20%	1/15/2010	6,500	7,522
Tennessee Valley Auth.*	5.625%	1/18/2011	4,000	4,332
Tennessee Valley Auth.*	6.00%	3/15/2013	6,000	6,640
Tennessee Valley Auth.*	4.75%	8/1/2013	4,000	4,069

				693,327

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,842,128)				1,876,036

CORPORATE BONDS (49.4%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bear Stearns Commercial Mortgage Securities, Inc.	5.61%	8/15/2011 (1)	2,500	2,672
Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/2031 (1)	560	621

				3,293

Finance (17.6%)
Banking (6.9%)
Amsouth Bank of Alabama	4.85%	4/1/2013	1,500	1,501
Banco Bradesco SA	8.75%	10/24/2013 (2)	1,500	1,521
Bank of America Corp.	7.80%	2/15/2010	4,400	5,169
Bank of America Corp.	4.25%	10/1/2010	1,500	1,506
Bank of America Corp.	4.375%	12/1/2010	350	353
Bank of America Corp.	7.40%	1/15/2011	10,650	12,416
Bank of America Corp.	6.25%	4/15/2012	12,150	13,420
Bank of America Corp.	4.875%	9/15/2012	4,000	4,077
Bank of America Corp.	4.75%	8/15/2013	3,000	3,002
Bank of America Corp.	5.375%	6/15/2014	1,725	1,794
Bank of New York Co., Inc.	6.375%	4/1/2012	1,500	1,663
Bank of Tokyo-Mitsubishi	8.40%	4/15/2010	5,000	5,995
Bank One Corp.	7.875%	8/1/2010	9,150	10,822
BankBoston NA	6.375%	3/25/2008	2,500	2,732
BB&T Corp.	6.50%	8/1/2011	1,000	1,121
BB&T Corp.	4.75%	10/1/2012	4,500	4,491
BBVA-Bancomer Capital Trust I	10.50%	2/16/2011 (2)	1,150	1,259
BSCH Issuances Ltd.	7.625%	11/3/2009	5,000	5,755
BSCH Issuances Ltd.	7.625%	9/14/2010	900	1,051
Citicorp Lease Pass-Through Trust	8.04%	12/15/2019 (1)(2)	2,100	2,537
Citigroup, Inc.	6.50%	1/18/2011	7,000	7,864
Citigroup, Inc.	6.00%	2/21/2012	1,000	1,102
Citigroup, Inc.	5.625%	8/27/2012	9,550	10,223
Citigroup, Inc.	5.125%	5/5/2014	1,250	1,283
Citigroup, Inc.	5.00%	9/15/2014 (2)	16,644	16,720
Deutsche Bank Financial LLC	5.375%	3/2/2015	2,250	2,308
First Union National Bank (NC)	7.80%	8/18/2010	7,255	8,616
FirstStar Bank	7.125%	12/1/2009	5,960	6,825
Golden West Financial Corp.	4.75%	10/1/2012	2,500	2,520
HSBC Holdings PLC	5.25%	12/12/2012	5,750	5,954
J.P. Morgan Chase & Co.	4.50%	11/15/2010	1,100	1,115
J.P. Morgan Chase & Co.	6.75%	2/1/2011	13,597	15,270
J.P. Morgan Chase & Co.	5.75%	1/2/2013	9,400	9,955
J.P. Morgan Chase & Co.	5.125%	9/15/2014	3,775	3,805
Key Bank NA	7.00%	2/1/2011	2,000	2,278
Key Bank NA	5.80%	7/1/2014	1,000	1,060
Manufacturers & Traders Trust Co.	8.00%	10/1/2010	2,000	2,378
Marshall & Ilsley Bank	5.25%	9/4/2012	3,000	3,112
Mellon Financial Co.	6.375%	2/15/2010	1,000	1,108
Mellon Funding Corp.	6.40%	5/14/2011	1,000	1,115
National Australia Bank	8.60%	5/19/2010	2,000	2,428
National City Bank	6.25%	3/15/2011	1,500	1,667
National City Bank	4.625%	5/1/2013	4,000	3,948
National Westminster Bank PLC	7.375%	10/1/2009	4,000	4,610
North Fork Bancorp	5.875%	8/15/2012	1,000	1,069
PaineWebber	7.625%	12/1/2009	3,000	3,521
Paribas NY	6.95%	7/22/2013	2,000	2,305
PNC Funding Corp.	7.50%	11/1/2009	1,250	1,443
Regions Financial Corp.	7.00%	3/1/2011	4,250	4,858
Republic New York Corp.	7.75%	5/15/2009	2,400	2,786
Royal Bank of Scotland Group PLC	5.00%	11/12/2013	5,500	5,571
Sanwa Bank Ltd.	8.35%	7/15/2009	600	705
Sanwa Bank Ltd.	7.40%	6/15/2011	5,200	5,965
Southtrust Corp.	5.80%	6/15/2014	1,350	1,435
Sumitomo Mitsui Banking Corp.	8.00%	6/15/2012	1,710	2,036
SunTrust Banks, Inc.	6.25%	6/1/2008	2,000	2,195
SunTrust Banks, Inc.	6.375%	4/1/2011	2,080	2,310
UFJ Finance Aruba AEC	6.75%	7/15/2013	5,750	6,401
Union Planters Corp.	4.375%	12/1/2010	1,000	1,006
Union Planters Corp.	7.75%	3/1/2011	2,500	2,964
UnionBanCal Corp.	5.25%	12/16/2013	1,200	1,222
US Bank NA	6.375%	8/1/2011	2,000	2,230
US Bank NA	6.30%	2/4/2014	600	666
US Bank NA Minnesota	5.70%	12/15/2008	2,000	2,152
Wachovia Corp.	4.875%	2/15/2014	2,500	2,486
Wachovia Corp.	5.25%	8/1/2014	2,600	2,664
Washington Mutual Bank	6.875%	6/15/2011	6,300	7,121
Washington Mutual Bank	5.50%	1/15/2013	3,200	3,320
Washington Mutual Bank	5.65%	8/15/2014	1,750	1,819
Washington Mutual, Inc.	8.25%	4/1/2010	1,500	1,788
Washington Mutual, Inc.	4.625%	4/1/2014	2,000	1,916
Wells Fargo & Co.	7.55%	6/21/2010	5,000	5,870
Wells Fargo & Co.	6.45%	2/1/2011	8,000	8,970
Wells Fargo & Co.	6.375%	8/1/2011	1,500	1,664
Wells Fargo & Co.	5.125%	9/1/2012	350	365
Wells Fargo & Co.	4.95%	10/16/2013	3,000	3,061
Zions Bancorp	5.65%	5/15/2014	1,200	1,252
Brokerage (3.9%)
Bear Stearns Co., Inc.	7.625%	12/7/2009	1,000	1,158
Bear Stearns Co., Inc.	5.70%	11/15/2014	6,000	6,305
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	3,000	2,999
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	6,500	7,045
Credit Suisse First Boston USA, Inc.	6.50%	1/15/2012	9,940	11,056
Credit Suisse First Boston USA, Inc.	5.50%	8/15/2013	2,400	2,497
Credit Suisse First Boston USA, Inc.	5.125%	1/15/2014	4,500	4,544
Goldman Sachs Group, Inc.	7.35%	10/1/2009	1,500	1,714
Goldman Sachs Group, Inc.	6.60%	1/15/2012	17,000	18,836
Goldman Sachs Group, Inc.	5.70%	9/1/2012	11,250	11,833
Goldman Sachs Group, Inc.	5.25%	4/1/2013	1,500	1,522
Goldman Sachs Group, Inc.	4.75%	7/15/2013	3,000	2,938
Goldman Sachs Group, Inc.	5.25%	10/15/2013	5,725	5,840
Goldman Sachs Group, Inc.	5.15%	1/15/2014	4,900	4,928
Goldman Sachs Group, Inc.	5.00%	10/1/2014	2,300	2,275
Goldman Sachs Group, Inc.	5.50%	11/15/2014	2,525	2,608
Lehman Brothers Holdings, Inc.	7.875%	8/15/2010	2,000	2,361
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	3,000	3,006
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	6,000	6,689
Lehman Brothers Holdings, Inc.	4.80%	3/13/2014	3,100	3,051
Merrill Lynch & Co., Inc.	6.00%	2/17/2009	2,500	2,708
Merrill Lynch &Co., Inc.	4.50%	11/4/2010	1,500	1,515
Merrill Lynch & Co., Inc.	5.00%	2/3/2014	3,400	3,409
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	4,350	4,492
Morgan Stanley Dean Witter	4.25%	5/15/2010	7,500	7,469
Morgan Stanley Dean Witter	6.75%	4/15/2011	9,820	11,045
Morgan Stanley Dean Witter	6.60%	4/1/2012	10,340	11,526
Morgan Stanley Dean Witter	5.30%	3/1/2013	6,000	6,138
Morgan Stanley Dean Witter	4.75%	4/1/2014	12,925	12,474
Finance Companies (3.9%)
American Express Co.	4.875%	7/15/2013	3,500	3,548
American General Finance Corp.	4.00%	3/15/2011	1,500	1,456
American General Finance Corp.	5.375%	10/1/2012	6,000	6,287
Capital One Bank	4.875%	5/15/2008	1,000	1,035
Capital One Bank	5.75%	9/15/2010	1,000	1,065
Capital One Bank	6.50%	6/13/2013	2,750	3,019
Capital One Bank	5.125%	2/15/2014	1,500	1,490
CIT Group, Inc.	4.75%	12/15/2010	3,200	3,273
CIT Group, Inc.	7.75%	4/2/2012	5,250	6,189
CIT Group, Inc.	5.00%	2/13/2014	2,000	1,982
CIT Group, Inc.	5.125%	9/30/2014	2,500	2,497
Countrywide Home Loan	6.25%	4/15/2009	100	109
Countrywide Home Loan	4.00%	3/22/2011	5,000	4,835
General Electric Capital Corp.	4.625%	9/15/2009	16,000	16,564
General Electric Capital Corp.	7.375%	1/19/2010	6,000	6,937
General Electric Capital Corp.	4.25%	12/1/2010	2,800	2,814
General Electric Capital Corp.	6.125%	2/22/2011	4,615	5,077
General Electric Capital Corp.	5.875%	2/15/2012	6,400	6,962
General Electric Capital Corp.	8.125%	5/15/2012	5,638	6,845
General Electric Capital Corp.	6.00%	6/15/2012	6,750	7,406
General Electric Capital Corp.	5.45%	1/15/2013	4,000	4,243
General Electric Capital Corp.	4.75%	9/15/2014	6,500	6,494
Household Finance Corp.	6.75%	5/15/2011	10,000	11,261
Household Finance Corp.	6.375%	10/15/2011	6,000	6,622
Household Finance Corp.	7.00%	5/15/2012	11,250	12,872
Household Finance Corp.	6.375%	11/27/2012	4,000	4,426
International Lease Finance Corp.	5.875%	5/1/2013	4,000	4,255
MBNA America Bank NA	4.625%	8/3/2009	2,000	2,041
MBNA America Bank NA	6.625%	6/15/2012	3,300	3,667
MBNA Corp.	7.50%	3/15/2012	2,400	2,802
PHH Corp.	7.125%	3/1/2013	1,800	2,056
SLM Corp.	4.00%	1/15/2009	3,000	3,009
SLM Corp.	5.125%	8/27/2012	6,500	6,615
SLM Corp.	5.375%	1/15/2013	2,000	2,072
SLM Corp.	5.00%	10/1/2013	2,000	2,011
SLM Corp.	5.375%	5/15/2014	1,250	1,296
Wells Fargo Financial	5.50%	8/1/2012	350	374
Insurance (1.8%)
ACE INA Holdings, Inc.	5.875%	6/15/2014	3,000	3,136
AEGON NV	4.75%	6/1/2013	3,000	2,974
Allstate Corp.	7.20%	12/1/2009	6,200	7,092
Allstate Corp.	5.00%	8/15/2014	1,050	1,049
American International Group, Inc.	4.25%	5/15/2013 (3)	5,000	4,835
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014 (2)	1,100	1,110
Assurant, Inc.	5.625%	2/15/2014	1,325	1,349
AXA Financial, Inc.	7.75%	8/1/2010	1,500	1,760
Chubb Corp.	6.00%	11/15/2011	1,500	1,620
Commerce Group, Inc.	5.95%	12/9/2013	900	927
Fidelity National Financial, Inc.	7.30%	8/15/2011	2,400	2,757
Fund American Cos., Inc.	5.875%	5/15/2013	2,100	2,150
GE Global Insurance Holdings Corp.	7.50%	6/15/2010	2,000	2,297
Genworth Financial, Inc.	5.75%	6/15/2014	2,250	2,371
Hartford Financial Services Group, Inc.	7.90%	6/15/2010	1,000	1,179
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	1,000	979
Lincoln National Corp.	6.20%	12/15/2011	1,650	1,802
Marsh & McLennan Cos., Inc.	6.25%	3/15/2012	1,900	2,079
Marsh & McLennan Cos., Inc.	4.85%	2/15/2013	3,000	3,006
MetLife, Inc.	5.375%	12/15/2012	3,000	3,121
MetLife, Inc.	5.00%	11/24/2013	2,325	2,337
MetLife, Inc.	5.50%	6/15/2014	1,575	1,630
Nationwide Financial Services	5.90%	7/1/2012	2,475	2,637
Principal Life Inc. Funding	5.10%	4/15/2014	4,250	4,310
Protective Life Secured Trust	4.00%	4/1/2011	2,500	2,442
Prudential Financial, Inc.	4.50%	7/15/2013	4,500	4,347
Prudential Financial, Inc.	5.10%	9/20/2014	2,675	2,671
Safeco Corp.	4.875%	2/1/2010	1,000	1,033
Travelers Property Casualty Corp.	5.00%	3/15/2013	4,000	3,978
XL Capital Ltd.	5.25%	9/15/2014	2,925	2,936
Real Estate Investment Trusts (1.0%)
Avalonbay Communities	6.125%	11/1/2012	1,000	1,077
Boston Properties, Inc.	6.25%	1/15/2013	3,000	3,238
Developers Diversified Reality Corp.	5.25%	4/15/2011 (2)	2,000	2,029
EOP Operating LP	7.00%	7/15/2011	8,750	9,808
EOP Operating LP	6.75%	2/15/2012	1,200	1,329
EOP Operating LP	4.75%	3/15/2014	1,775	1,712
ERP Operating LP	6.95%	3/2/2011	4,000	4,518
ERP Operating LP	5.20%	4/1/2013	1,000	1,015
Health Care Property Investment, Inc.	6.45%	6/25/2012	3,025	3,286
Health Care REIT, Inc.	6.00%	11/15/2013	1,950	1,994
HRPT Properties Trust	6.25%	8/15/2016	1,400	1,442
ProLogis	5.50%	3/1/2013	2,000	2,069
Regency Centers LP	6.75%	1/15/2012	2,600	2,891
Rouse Co.	5.375%	11/26/2013	3,000	2,855
Simon Property Group Inc.	4.875%	8/15/2010 (2)	2,500	2,533
Simon Property Group Inc.	6.35%	8/28/2012	2,500	2,718
Other (0.1%)
Berkshire Hathaway Finance Corp.	4.20%	12/15/2010	1,000	1,007
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	2,500	2,499
Berkshire Hathaway Finance Corp.	5.10%	7/15/2014 (2)	1,850	1,906

				749,912

Industrial (27.3%)
Basic Industry (2.2%)
Alcan, Inc.	4.50%	5/15/2013	4,600	4,505
Alcan, Inc.	5.20%	1/15/2014	1,500	1,538
Alcoa, Inc.	6.50%	6/1/2011	1,000	1,122
Alcoa, Inc.	5.375%	1/15/2013	11,000	11,556
BHP Billington Finance BV	4.80%	4/15/2013	5,500	5,588
Celulosa Arauco Constitution SA	8.625%	8/15/2010	2,050	2,455
Celulosa Arauco Constitution SA	5.125%	7/9/2013	1,500	1,490
Domtar, Inc.	7.875%	10/15/2011	1,250	1,424
Dow Chemical Co.	6.125%	2/1/2011	7,500	8,157
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	3,000	3,405
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	5,050	5,088
E.I. du Pont de Nemours & Co.	4.875%	4/30/2014	1,125	1,148
Eastman Chemical Co.	7.00%	4/15/2012	2,325	2,642
Falconbridge Ltd.	7.35%	6/5/2012	1,000	1,120
ICI Wilmington	5.625%	12/1/2013	1,600	1,613
Inco Ltd.	7.75%	5/15/2012	1,500	1,752
International Paper Co.	4.00%	4/1/2010	2,000	1,958
International Paper Co.	6.75%	9/1/2011	3,300	3,682
International Paper Co.	5.85%	10/30/2012 (3)	4,900	5,176
MeadWestvaco Corp.	6.85%	4/1/2012	2,500	2,786
Monsanto Co.	7.375%	8/15/2012	2,000	2,331
Noranda, Inc.	7.25%	7/15/2012	2,325	2,580
Phelps Dodge Corp.	8.75%	6/1/2011	1,000	1,222
Potash Corp. of Saskatchewan	7.75%	5/31/2011	2,500	2,940
Potash Corp. of Saskatchewan	4.875%	3/1/2013	1,500	1,486
Praxair, Inc.	3.95%	6/1/2013	2,500	2,381
Stora Enso Oyj	7.375%	5/15/2011	1,000	1,146
Weyerhaeuser Co.	6.75%	3/15/2012	7,500	8,411
WMC Finance USA	5.125%	5/15/2013	2,000	2,007
Capital Goods (3.1%)
BAE Systems	7.156%	12/15/2011 (1)(2)	716	776
Boeing Capital Corp.	6.50%	2/15/2012	2,400	2,686
Boeing Capital Corp.	5.80%	1/15/2013	6,500	6,980
Brascan Corp.	7.125%	6/15/2012	2,500	2,808
Caterpillar, Inc.	6.55%	5/1/2011	1,000	1,128
CRH America Inc.	6.95%	3/15/2012	5,275	5,991
Deere & Co.	7.85%	5/15/2010	1,000	1,184
Deere & Co.	6.95%	4/25/2014	3,350	3,916
Emerson Electric Co.	4.625%	10/15/2012	7,000	7,016
General Dynamics Corp.	4.50%	8/15/2010	1,000	1,020
General Dynamics Corp.	4.25%	5/15/2013	3,500	3,406
General Electric Co.	5.00%	2/1/2013	15,700	16,139
Goodrich Corp.	7.625%	12/15/2012	3,000	3,519
Hanson PLC	7.875%	9/27/2010	1,000	1,171
Hanson PLC	5.25%	3/15/2013	3,775	3,803
Honeywell International, Inc.	7.50%	3/1/2010	4,000	4,638
John Deere Capital Corp.	7.00%	3/15/2012	7,220	8,350
Lockheed Martin Corp.	8.20%	12/1/2009	3,000	3,570
Masco Corp.	5.875%	7/15/2012	2,600	2,793
Northrop Grumman Corp.	7.125%	2/15/2011	4,400	5,034
Raytheon Co.	8.30%	3/1/2010	2,000	2,384
Raytheon Co.	6.00%	12/15/2010	1,980	2,139
Raytheon Co.	4.85%	1/15/2011	1,000	1,018
Raytheon Co.	5.50%	11/15/2012	1,250	1,306
Raytheon Co.	5.375%	4/1/2013	1,700	1,759
Republic Services, Inc.	6.75%	8/15/2011	2,225	2,494
Textron Financial Corp.	6.00%	11/20/2009	1,500	1,637
Textron, Inc.	6.50%	6/1/2012	2,450	2,719
The Boeing Co.	5.125%	2/15/2013	3,000	3,097
Tyco International Group SA	6.75%	2/15/2011	4,250	4,771
Tyco International Group SA	6.375%	10/15/2011	4,000	4,417
Tyco International Group SA	6.00%	11/15/2013	4,250	4,586
United Technologies Corp.	7.125%	11/15/2010	2,500	2,900
United Technologies Corp.	6.35%	3/1/2011	1,000	1,120
United Technologies Corp.	6.10%	5/15/2012	1,500	1,659
Waste Management, Inc.	6.50%	11/15/2008	1,250	1,374
Waste Management, Inc.	6.875%	5/15/2009	3,370	3,758
Waste Management, Inc.	7.375%	8/1/2010	500	576
Waste Management, Inc.	5.00%	3/15/2014	575	574
Communication (6.3%)
Alltel Corp.	7.00%	7/1/2012	2,000	2,277
America Movil SA de C.V	5.50%	3/1/2014 (2)	2,900	2,825
AT&T Wireless Services, Inc.	7.875%	3/1/2011	15,200	17,998
AT&T Wireless Services, Inc.	8.125%	5/1/2012	3,000	3,620
BellSouth Corp.	6.00%	10/15/2011	5,500	5,988
BellSouth Corp.	5.20%	9/15/2014	5,200	5,240
British Telecommunications PLC	8.375%	12/15/2010 (3)	9,900	11,944
CenturyTel, Inc.	7.875%	8/15/2012	2,400	2,781
Cingular Wireless	6.50%	12/15/2011	1,500	1,661
Clear Channel Communications, Inc.	7.65%	9/15/2010	3,725	4,253
Clear Channel Communications, Inc.	5.00%	3/15/2012	1,575	1,549
Clear Channel Communications, Inc.	5.75%	1/15/2013	1,000	1,026
Clear Channel Communications, Inc.	5.50%	9/15/2014	1,600	1,590
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	4,500	5,439
Comcast Cable Communications, Inc.	6.875%	6/15/2009	1,500	1,666
Comcast Cable Communications, Inc.	6.75%	1/30/2011	8,500	9,432
Comcast Cable Communications, Inc.	7.125%	6/15/2013	1,100	1,243
Comcast Corp.	5.30%	1/15/2014	2,550	2,553
Comcast Corp.	6.50%	1/15/2015	1,725	1,859
Cox Communications, Inc.	7.75%	11/1/2010	1,550	1,732
Cox Communications, Inc.	6.75%	3/15/2011	6,000	6,402
Cox Communications, Inc.	7.125%	10/1/2012	2,000	2,175
Deutsche Telekom International Finance	8.50%	6/15/2010 (3)	9,600	11,512
Deutsche Telekom International Finance	5.25%	7/22/2013	5,000	5,105
France Telecom	8.50%	3/1/2011 (3)	11,150	13,285
Gannett Co., Inc.	6.375%	4/1/2012	1,500	1,671
Grupo Televisa SA	8.00%	9/13/2011	1,000	1,139
Knight Ridder, Inc.	7.125%	6/1/2011	2,000	2,296
Koninklijke KPN NV	8.00%	10/1/2010	5,300	6,290
News America Holdings, Inc.	9.25%	2/1/2013	2,550	3,276
Quebecor World Capital Corp.	6.125%	11/15/2013	1,000	1,011
R.R. Donnelley & Sons Co.	4.95%	4/1/2014	2,250	2,228
Reed Elsevier Capital	6.75%	8/1/2011	1,000	1,138
SBC Communications, Inc.	6.25%	3/15/2011	3,700	4,043
SBC Communications, Inc.	5.875%	2/1/2012	3,000	3,202
SBC Communications, Inc.	5.875%	8/15/2012	2,500	2,671
Sprint Capital Corp.	6.125%	11/15/2008	4,000	4,320
Sprint Capital Corp.	7.625%	1/30/2011	2,475	2,868
Sprint Capital Corp.	8.375%	3/15/2012	6,250	7,569
TCI Communications, Inc.	8.75%	8/1/2015	3,095	3,843
Telecom Italia Capital	4.00%	1/15/2010 (2)	4,825	4,786
Telecom Italia Capital	5.25%	11/15/2013 (2)	7,000	7,131
Telecom Italia Capital	4.95%	9/30/2014 (2)	3,975	3,920
Tele-Communications, Inc.	9.80%	2/1/2012	1,000	1,272
Tele-Communications, Inc.	7.875%	8/1/2013	1,701	1,989
Telefonica Europe BV	7.75%	9/15/2010	8,200	9,682
Telus Corp.	8.00%	6/1/2011	6,000	7,002
Thomson Corp.	6.20%	1/5/2012	2,000	2,215
Time Warner Entertainment	8.875%	10/1/2012	1,000	1,230
Univision Communications, Inc.	7.85%	7/15/2011	1,500	1,764
USA Interactive	7.00%	1/15/2013	3,175	3,450
Verizon Global Funding Corp.	7.25%	12/1/2010	3,000	3,455
Verizon Global Funding Corp.	6.875%	6/15/2012	1,000	1,131
Verizon Global Funding Corp.	7.375%	9/1/2012	3,250	3,792
Verizon New England Telephone Co.	6.50%	9/15/2011	2,000	2,201
Verizon New Jersey, Inc.	5.875%	1/17/2012	13,875	14,763
Verizon New York, Inc.	6.875%	4/1/2012	2,300	2,553
Verizon Pennsylvania, Inc.	5.65%	11/15/2011	8,025	8,465
Vodafone AirTouch PLC	7.75%	2/15/2010	7,860	9,182
Vodafone Group PLC	5.00%	12/16/2013	2,750	2,786
WPP Finance USA Corp.	5.875%	6/15/2014 (2)	2,150	2,200
Consumer Cyclical (6.4%)
Brinker International	5.75%	6/1/2014	1,700	1,780
Cendant Corp.	7.375%	1/15/2013	6,000	6,946
Centex Corp.	7.875%	2/1/2011	1,000	1,160
Centex Corp.	7.50%	1/15/2012	2,000	2,305
Centex Corp.	5.125%	10/1/2013	500	498
Centex Corp.	5.70%	5/15/2014	1,000	1,032
Cooper Tire & Rubber Co.	7.75%	12/15/2009	1,000	1,136
CVS Corp.	4.875%	9/15/2014 (2)	1,675	1,673
DaimlerChrysler North America Holding Corp.	8.00%	6/15/2010	1,000	1,168
DaimlerChrysler North America Holding Corp.	7.75%	1/18/2011	10,000	11,618
DaimlerChrysler North America Holding Corp.	7.30%	1/15/2012	7,475	8,531
DaimlerChrysler North America Holding Corp.	6.50%	11/15/2013	6,850	7,442
Delphi Corp.	6.50%	8/15/2013	2,600	2,684
Federated Department Stores, Inc.	6.625%	4/1/2011	3,000	3,353
Ford Capital BV	9.50%	6/1/2010	180	208
Ford Motor Credit Co.	7.375%	10/28/2009	8,000	8,760
Ford Motor Credit Co.	7.875%	6/15/2010	6,250	6,978
Ford Motor Credit Co.	7.375%	2/1/2011	4,600	5,006
Ford Motor Credit Co.	7.25%	10/25/2011	29,750	32,179
Ford Motor Credit Co.	7.00%	10/1/2013	8,450	8,934
General Motors Acceptance Corp.	7.75%	1/19/2010	9,200	10,136
General Motors Acceptance Corp.	7.25%	3/2/2011	7,650	8,223
General Motors Acceptance Corp.	6.875%	9/15/2011	9,500	9,976
General Motors Acceptance Corp.	7.00%	2/1/2012	14,500	15,267
General Motors Acceptance Corp.	6.875%	8/28/2012	6,800	7,082
General Motors Corp.	7.20%	1/15/2011	8,000	8,495
Harrah's Operating Co., Inc.	8.00%	2/1/2011	3,200	3,689
Harrah's Operating Co., Inc.	5.375%	12/15/2013	1,700	1,672
Johnson Controls, Inc.	4.875%	9/15/2013	1,000	1,018
Kohl's Corp.	6.30%	3/1/2011	1,000	1,103
Lear Corp.	5.75%	8/1/2014 (2)	1,325	1,368
Lennar Corp.	5.95%	3/1/2013	3,100	3,276
Liberty Media Corp.	5.70%	5/15/2013	3,500	3,448
Lowe's Cos., Inc.	8.25%	6/1/2010	3,000	3,603
May Department Stores Co.	5.75%	7/15/2014 (2)	2,200	2,263
McDonald's Corp.	5.75%	3/1/2012	3,300	3,550
MDC Corp.	5.50%	5/15/2013	1,000	1,016
Office Depot, Inc.	6.25%	8/15/2013	1,000	1,071
Pulte Homes, Inc.	6.25%	2/15/2013	3,000	3,211
Pulte Homes, Inc.	5.25%	1/15/2014	1,675	1,670
Target Corp.	7.50%	8/15/2010	3,000	3,522
Target Corp.	6.35%	1/15/2011	3,000	3,341
Target Corp.	5.875%	3/1/2012	3,500	3,809
The Walt Disney Co.	6.375%	3/1/2012	5,714	6,287
Time Warner, Inc.	6.75%	4/15/2011	12,100	13,377
Time Warner, Inc.	6.875%	5/1/2012	2,500	2,781
Time Warner, Inc.	9.125%	1/15/2013	1,000	1,253
Toll Brothers Inc.	5.95%	9/15/2013	1,000	1,052
Toll Brothers, Inc.	6.875%	11/15/2012	1,500	1,670
Toyota Motor Credit Corp.	4.35%	12/15/2010	2,200	2,242
Viacom International Inc.	6.625%	5/15/2011	1,150	1,273
Viacom International Inc.	5.625%	8/15/2012	9,000	9,426
Wal-Mart Stores, Inc.	4.125%	2/15/2011	9,300	9,310
Wal-Mart Stores, Inc.	4.55%	5/1/2013	3,800	3,824
Westinghouse Electric	8.625%	8/1/2012	1,000	1,232
Yum! Brands, Inc.	8.875%	4/15/2011	1,800	2,226
Yum! Brands, Inc.	7.70%	7/1/2012	1,100	1,305
Consumer Noncyclical (4.9%)
Abbott Laboratories	3.75%	3/15/2011	4,000	3,898
Aetna, Inc.	7.875%	3/1/2011	1,900	2,242
Albertson's, Inc.	7.50%	2/15/2011	3,800	4,397
Altria Group, Inc.	7.00%	11/4/2013	3,000	3,133
Anheuser Busch Cos., Inc.	4.70%	4/15/2012	1,500	1,531
Anheuser-Busch Cos., Inc.	6.00%	4/15/2011	1,500	1,645
Anheuser-Busch Cos., Inc.	4.375%	1/15/2013	1,500	1,486
Anthem, Inc.	6.80%	8/1/2012	3,000	3,383
Archer-Daniels-Midland Co.	8.875%	4/15/2011	80	100
Archer-Daniels-Midland Co.	8.125%	6/1/2012	2,000	2,459
AztraZeneca PLC	5.40%	6/1/2014	3,050	3,211
Boston Scientific	5.45%	6/15/2014	2,125	2,186
Bottling Group LLC	4.625%	11/15/2012	6,000	6,062
Bristol-Myers Squibb Co.	5.75%	10/1/2011	7,800	8,359
Bristol-Myers Squibb Co.	5.25%	8/15/2013	1,000	1,036
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	2,087
Bunge Ltd. Finance Corp.	5.35%	4/15/2014 (2)	850	854
Campbell Soup Co.	6.75%	2/15/2011	5,000	5,672
Cardinal Health, Inc.	6.75%	2/15/2011	1,000	1,080
Cia. Brasil de Bebidas AmBev	10.50%	12/15/2011	900	1,112
Cia. Brasil de Bedidas AmBev	8.75%	9/15/2013	2,000	2,270
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	5,000	5,512
Coca-Cola HBC Finance	5.125%	9/17/2013	1,400	1,427
Conagra, Inc.	7.875%	9/15/2010	5,300	6,228
Conagra, Inc.	6.75%	9/15/2011	1,000	1,126
Coors Brewing Co.	6.375%	5/15/2012	2,000	2,199
Eli Lilly & Co.	6.00%	3/15/2012	3,000	3,308
General Mills, Inc.	6.00%	2/15/2012	6,500	6,999
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	6,225	6,108
Grand Metropolitan Investment Corp.	9.00%	8/15/2011	3,075	3,869
H.J. Heinz Co.	6.625%	7/15/2011 (3)	2,000	2,261
H.J. Heinz Co.	6.00%	3/15/2012	2,000	2,190
Health Care Services Corp.	7.75%	6/15/2011 (2)	3,000	3,413
Hospira, Inc.	5.90%	6/15/2014	1,725	1,810
Johnson & Johnson	3.80%	5/15/2013	3,000	2,880
Kellogg Co.	6.60%	4/1/2011	5,250	5,911
Kimberly-Clark Corp.	5.625%	2/15/2012	2,750	2,961
Kraft Foods, Inc.	5.625%	11/1/2011	11,700	12,351
Kraft Foods, Inc.	6.25%	6/1/2012	2,500	2,730
Kroger Co.	8.05%	2/1/2010	1,700	1,989
Kroger Co.	6.80%	4/1/2011	2,500	2,810
Kroger Co.	6.75%	4/15/2012	3,700	4,136
Merck & Co.	4.375%	2/15/2013	1,500	1,488
Newell Rubbermaid, Inc.	4.00%	5/1/2010	1,000	980
Panamerican Beverages, Inc.	7.25%	7/1/2009	1,000	1,104
Pfizer, Inc.	4.50%	2/15/2014	3,125	3,125
Procter & Gamble Co.	6.875%	9/15/2009	3,000	3,414
Procter & Gamble Co.	4.95%	8/15/2014	3,425	3,508
Safeway, Inc.	4.95%	8/16/2010	875	888
Safeway, Inc.	5.80%	8/15/2012	6,500	6,795
Sara Lee Corp.	6.25%	9/15/2011	3,000	3,330
Sara Lee Corp.	3.875%	6/15/2013	2,500	2,354
Schering-Plough Corp.	5.30%	12/1/2013	3,750	3,812
SUPERVALU Inc.	7.50%	5/15/2012	1,000	1,150
Tyson Foods, Inc.	8.25%	10/1/2011	4,000	4,738
Unilever Capital Corp.	7.125%	11/1/2010	6,500	7,523
UnitedHealth Group, Inc.	4.875%	4/1/2013	4,000	4,012
UnitedHealth Group, Inc.	5.00%	8/15/2014	725	730
UST, Inc.	6.625%	7/15/2012	1,000	1,119
Wellpoint Health Networks Inc.	6.375%	1/15/2012	1,300	1,423
Wyeth	6.95%	3/15/2011	3,000	3,332
Wyeth	5.50%	3/15/2013	9,000	9,151
Wyeth	5.50%	2/1/2014	3,675	3,725
Energy (2.2%)
Anadarko Finance Co.	6.75%	5/1/2011	4,000	4,514
Anadarko Petroleum Corp.	6.125%	3/15/2012	1,250	1,371
Apache Corp.	6.25%	4/15/2012	2,300	2,565
Baker Hughes, Inc.	6.25%	1/15/2009	2,300	2,519
BP Amoco PLC	8.50%	4/1/2012	1,700	2,135
Burlington Resources, Inc.	6.68%	2/15/2011	1,500	1,685
Burlington Resources, Inc.	6.50%	12/1/2011	2,000	2,249
Canadian Natural Resources	6.70%	7/15/2011	2,500	2,802
Canadian Natural Resources	5.45%	10/1/2012	750	781
Conoco Funding Co.	6.35%	10/15/2011	11,175	12,443
Devon Financing Corp.	6.875%	9/30/2011	8,500	9,606
Encana Holdings Finance Corp.	5.80%	5/1/2014	2,000	2,118
Halliburton Co.	5.50%	10/15/2010	3,000	3,141
Kerr McGee Corp.	7.00%	11/1/2011	1,230	1,232
Marathon Oil Corp.	6.125%	3/15/2012	3,550	3,862
Nexen, Inc.	5.05%	11/20/2013	2,000	1,980
Occidental Petroleum	6.75%	1/15/2012	4,750	5,368
PanCanadian Energy Corp.	6.30%	11/1/2011	4,000	4,352
Petro-Canada	4.00%	7/15/2013	1,800	1,690
PF Export Receivables Master Trust	6.60%	12/1/2011 (1)(2)	5,000	5,418
Phillips Petroleum Co.	8.75%	5/25/2010	3,700	4,538
Pioneer Natural Resources Co.	5.875%	7/15/2016	1,500	1,561
Sunoco, Inc.	4.875%	10/15/2014	950	939
Transocean Sedco Forex, Inc.	6.625%	4/15/2011	5,000	5,576
Union Oil Co. of California	5.05%	10/1/2012	3,150	3,204
Valero Energy Corp.	6.875%	4/15/2012	2,500	2,804
XTO Energy, Inc.	7.50%	4/15/2012	1,000	1,171
XTO Energy, Inc.	6.25%	4/15/2013	2,000	2,186
XTO Energy, Inc.	4.90%	2/1/2014	1,500	1,494
Technology (0.9%)
Arrow Electronics, Inc.	6.875%	7/1/2013	2,000	2,154
Computer Sciences Corp.	5.00%	2/15/2013	3,100	3,127
Deluxe Corp.	5.125%	10/1/2014 (2)	1,750	1,734
Eastmak Kodak Co.	7.25%	11/15/2013	2,250	2,475
First Data Corp.	5.625%	11/1/2011	4,500	4,831
Hewlett-Packard Co.	6.50%	7/1/2012	2,500	2,787
International Business Machines Corp.	4.75%	11/29/2012	4,500	4,569
International Business Machines Corp.	7.50%	6/15/2013	4,000	4,807
Motorola, Inc.	7.625%	11/15/2010	5,750	6,715
Motorola, Inc.	8.00%	11/1/2011	1,500	1,794
Pitney Bowes, Inc.	4.625%	10/1/2012	1,500	1,505
Pitney Bowes, Inc.	4.875%	8/15/2014	1,800	1,810
Science Applications International Corp.	6.25%	7/1/2012	1,000	1,095
SunGard Data Systems, Inc.	4.875%	1/15/2014	975	957
Transportation (1.3%)
American Airlines, Inc. Pass-Through Certificates	7.024%	10/15/2009	6,050	5,944
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	1,590	1,790
Burlington Northern Santa Fe Corp.	5.90%	7/1/2012	3,000	3,218
Canadian National Railway Co.	6.375%	10/15/2011	1,600	1,783
Canadian National Railway Co.	4.40%	3/15/2013	1,000	971
Canadian Pacific Rail	6.25%	10/15/2011	1,900	2,097
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	2,500	2,675
CSX Corp.	6.30%	3/15/2012	4,500	4,858
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	325	364
Fedex Corp.	3.50%	4/1/2009	1,000	983
Hertz Corp.	6.35%	6/15/2010	1,950	2,027
Hertz Corp.	7.40%	3/1/2011	1,000	1,078
Hertz Corp.	7.625%	6/1/2012	3,975	4,310
Kowloon-Canton Railway	8.00%	3/15/2010	2,000	2,359
Mass Transit Railway Corp.	7.50%	11/8/2010	2,500	2,914
MISC Capital Ltd.	6.125%	7/1/2014 (2)	1,600	1,697
Norfolk Southern Corp.	6.75%	2/15/2011	2,000	2,236
Northwest Airlines, Inc. Pass-Through Certificates	6.841%	4/1/2011	2,000	1,970
Southwest Airlines Co.	6.50%	3/1/2012	2,400	2,597
Southwest Airlines Co.	5.25%	10/1/2014	1,000	998
Union Pacific Corp.	7.25%	11/1/2008	3,500	3,935
Union Pacific Corp.	3.625%	6/1/2010	500	481
Union Pacific Corp.	6.65%	1/15/2011	355	395
Union Pacific Corp.	6.50%	4/15/2012	1,500	1,658
Other
Black & Decker Corp.	7.125%	6/1/2011	1,500	1,722

				1,161,918

Utilities (4.4%)
Electric (3.5%)
AEP Texas Central Co.	5.50%	2/15/2013	1,500	1,554
Alliant Energy Resources	9.75%	1/15/2013	1,000	1,293
American Electric Power	5.375%	3/15/2010	2,250	2,364
Arizona Public Service Co.	6.375%	10/15/2011	1,500	1,638
Arizona Public Service Co.	5.80%	6/30/2014	500	520
Arizona Public Service Co.	4.65%	5/15/2015	1,500	1,425
Boston Edison Co.	4.875%	4/15/2014	2,350	2,381
Centerpoint Energy Houston	5.70%	3/15/2013	2,000	2,121
Cincinnati Gas & Electric Co.	5.70%	9/15/2012	3,900	4,111
Commonwealth Edison Co.	6.15%	3/15/2012	3,500	3,861
Consolidated Edison, Inc.	4.875%	2/1/2013	5,000	5,052
Constellation Energy Group, Inc.	6.125%	9/1/2009	2,000	2,171
Constellation Energy Group, Inc.	7.00%	4/1/2012	2,100	2,371
Consumers Energy Co.	5.00%	2/15/2012 (2)	2,175	2,209
Consumers Energy Co.	5.375%	4/15/2013	1,000	1,028
Detroit Edison Co.	6.125%	10/1/2010	5,000	5,470
Dominion Resources, Inc.	5.70%	9/17/2012	2,000	2,095
Duke Capital Corp.	7.50%	10/1/2009	1,000	1,136
Duke Capital Corp.	6.25%	2/15/2013	1,000	1,069
Duke Capital Corp.	5.50%	3/1/2014	1,000	1,009
Duke Capital Corp.	5.668%	8/15/2014	1,000	1,015
Duke Energy Corp.	6.25%	1/15/2012	3,300	3,578
Duke Energy Corp.	5.625%	11/30/2012	2,000	2,092
Energy East Corp.	6.75%	6/15/2012	1,750	1,941
Exelon Generation Co. LLC	6.95%	6/15/2011	3,000	3,387
Florida Power & Light	4.85%	2/1/2013	1,000	1,020
HQI Transelec Chile SA	7.875%	4/15/2011	3,550	4,131
Metropolitan Edison	4.875%	4/1/2014 (2)	1,000	974
MidAmerican Energy Co.	5.125%	1/15/2013	4,000	4,109
National Rural Utilities Cooperative Finance Corp.	7.25%	3/1/2012	1,660	1,919
National Rural Utilities Cooperative Finance Corp.	4.75%	3/1/2014	2,000	1,992
National Rural Utilities Cooperative Finance Corp.Collateral Trust	5.75%	8/28/2009	3,500	3,739
NiSource Finance Corp.	7.875%	11/15/2010	5,000	5,900
NiSource Finance Corp.	6.15%	3/1/2013	1,000	1,077
NiSource Finance Corp.	5.40%	7/15/2014	1,425	1,458
Northern States Power Co.	8.00%	8/28/2012	2,500	3,053
Ohio Power Co.	5.50%	2/15/2013	2,000	2,088
Oncor Electric Delivery Co.	6.375%	5/1/2012	1,250	1,384
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,450	1,600
Pacific Gas & Electric Co.	4.20%	3/1/2011	3,125	3,084
Pacific Gas & Electric Co.	4.80%	3/1/2014	3,000	2,973
PacifiCorp	6.90%	11/15/2011	3,400	3,897
Pepco Holdings, Inc.	6.45%	8/15/2012	1,925	2,095
PPL Energy Supply LLC	6.40%	11/1/2011	5,000	5,453
Progress Energy, Inc.	7.10%	3/1/2011	9,850	11,114
PSEG Power Corp.	7.75%	4/15/2011	1,000	1,161
PSEG Power Corp.	6.95%	6/1/2012	4,700	5,279
Public Service Co. of Colorado	7.875%	10/1/2012	1,500	1,817
Public Service Co. of Colorado	5.50%	4/1/2014	1,000	1,052
Public Service Electric & Gas	5.375%	9/1/2013	2,000	2,088
SCANA Corp.	6.25%	2/1/2012	1,320	1,444
Southern California Edison Co.	5.00%	1/15/2014	2,525	2,562
Southern Power Co.	6.25%	7/15/2012	3,055	3,325
Tampa Electric	6.875%	6/15/2012	1,000	1,114
TXU Energy Co.	7.00%	3/15/2013	3,000	3,376
Wisconsin Energy Corp.	6.50%	4/1/2011	1,200	1,329
XCEL Energy, Inc.	7.00%	12/1/2010	2,500	2,829
Natural Gas (0.9%)
Consolidated Natural Gas	6.25%	11/1/2011	10,500	11,422
Duke Energy Field Services	7.875%	8/16/2010	2,400	2,796
KeySpan Corp.	7.625%	11/15/2010	3,000	3,544
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	1,000	1,133
Kinder Morgan, Inc.	6.50%	9/1/2012	7,500	8,216
Sempra Energy	7.95%	3/1/2010	2,500	2,921
Sempra Energy	6.00%	2/1/2013	2,000	2,146
Teppco Partners, LP	7.625%	2/15/2012	2,000	2,306
Trans-Canada Pipelines	4.00%	6/15/2013	3,000	2,828

				184,639

TOTAL CORPORATE BONDS
(Cost $2,008,873)				2,099,762

SOVEREIGN BONDS (U.S. Dollar-Denominated) (4.8%)

Asian Development Bank	4.50%	9/4/2012	2,000	2,045
China Development Bank	4.75%	10/8/2014	1,300	1,264
Corporacion Andina de Fomento	6.875%	3/15/2012	1,500	1,672
Corporacion Andina de Fomento	5.20%	5/21/2013	2,500	2,506
European Bank for Reconstruction & Development	5.00%	5/19/2014	2,500	2,632
European Investment Bank	4.625%	5/15/2014	8,975	9,251
Federation of Malaysia	7.50%	7/15/2011	6,350	7,413
Inter-American Development Bank	5.625%	4/16/2009	3,500	3,799
Inter-American Development Bank	7.375%	1/15/2010	10,500	12,337
Inter-American Development Bank	4.375%	9/20/2012	6,000	6,098
International Bank for Reconstruction & Development	4.125%	8/12/2009	2,400	2,454
Korea Development Bank	3.875%	3/2/2009	1,850	1,824
Korea Development Bank	5.75%	9/10/2013	3,350	3,512
Kredit Fuer Wiederaufbau	3.25%	3/30/2009	4,675	4,613
Ontario Hydro Electric	7.45%	3/31/2013	3,000	3,638
Pemex Finance Ltd.	9.69%	8/15/2009 (1)	5,000	5,718
Pemex Project Funding Master Trust	8.00%	11/15/2011 (3)	5,125	5,809
Pemex Project Funding Master Trust	7.375%	12/15/2014	850	926
People's Republic of China	4.75%	10/29/2013	5,000	4,941
Province of British Columbia	4.30%	5/30/2013	1,750	1,747
Province of Manitoba	5.50%	10/1/2008	2,500	2,685
Province of Manitoba	7.50%	2/22/2010	1,000	1,176
Province of Nova Scotia	5.75%	2/27/2012	2,500	2,725
Province of Ontario	5.50%	10/1/2008	3,000	3,218
Province of Ontario	5.125%	7/17/2012	2,250	2,362
Province of Quebec	5.00%	7/17/2009	3,100	3,262
Province of Quebec	4.875%	5/5/2014	5,500	5,588
Province of Saskatchewan	7.375%	7/15/2013	1,000	1,209
Quebec Hydro Electric	6.30%	5/11/2011	6,000	6,721
Republic of Chile	7.125%	1/11/2012	3,500	4,002
Republic of Chile	5.50%	1/15/2013	2,500	2,607
Republic of Italy	6.00%	2/22/2011	3,050	3,382
Republic of Italy	5.625%	6/15/2012	17,800	19,414
Republic of Korea	4.25%	6/1/2013	3,000	2,874
Republic of Korea	4.875%	9/22/2014	2,475	2,447
Republic of Poland	6.25%	7/3/2012	3,000	3,317
Republic of Poland	5.25%	1/15/2014	3,500	3,654
Republic of South Africa	7.375%	4/25/2012	5,150	5,790
Republic of South Africa	6.50%	6/2/2014	2,000	2,132
State of Israel	4.625%	6/15/2013	2,800	2,696
State of Israel	5.125%	3/1/2014	2,000	1,989
United Mexican States	9.875%	2/1/2010	11,500	14,191
United Mexican States	8.375%	1/14/2011	6,500	7,628
United Mexican States	7.50%	1/14/2012	2,000	2,254
United Mexican States	6.375%	1/16/2013	8,600	9,060
United Mexican States	5.875%	1/15/2014	1,500	1,521
United Mexican States	6.625%	3/3/2015	1,500	1,592

TOTAL SOVEREIGN BONDS
(Cost $196,501)				203,695

TAXABLE MUNICIPAL BOND (0.1%)

Wisconsin Public Service Rev
(Cost $1,346)	4.80%	5/1/2013	1,350	1,375

TEMPORARY CASH INVESTMENT (4.7%)			Shares

Vanguard Market Liquidity Fund, 1.74%&
(Cost $201,725)			201,725,478	201,725

TOTAL INVESTMENTS (103.1%)
(Cost $4,250,573)				4,382,593

OTHER ASSETS AND LIABILITIES--NET (-3.1%)				(130,540)

NET ASSETS (100%)				$4,252,053

*The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from The U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $73,220,000, representing 1.7% of net assets.
(3)Adjustable-rate note.
† Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $4,250,573,000. Net unrealized appreciation of investment securities for tax purposes was $132,020,000, consisting of unrealized gains of $139,242,000 on securities that had risen in value since their purchase and $7,222,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD BOND INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.